--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE

            TAX-EFFICIENT
            GROWTH FUND
            ---------------
            AUGUST 31, 2001
            ---------------

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                       6 Months           Year       7/30/99
                                          Ended          Ended       Through
                                        8/31/01        2/28/01       2/29/00
NET ASSET VALUE
Beginning of period                    $  10.18       $  11.03      $  10.00
Investment activities
  Net investment income (loss)            (0.01)         (0.03)        (0.01)*
  Net realized and
  unrealized gain (loss)                  (0.97)         (0.82)         1.04
  Total from
  investment activities                   (0.98)         (0.85)         1.03

NET ASSET VALUE
End of period                          $   9.20       $  10.18      $  11.03
                                       -------------------------------------

Ratios/Supplemental Data
Total return#                           (9.63)%        (7.71)%        10.30%*
Ratio of total expenses to
average net assets                        1.01%+         1.04%         1.10%*+
Ratio of net investment
income (loss) to average
net assets                              (0.11)%+       (0.26)%       (0.11)%*+
Portfolio turnover rate                    7.6%+         12.0%         23.4%+
Net assets, end of period
(in thousands)                         $ 77,277       $ 83,608      $ 72,336


# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 2/28/01.
+ Annualized

The accompanying notes are an integral part of these financial statements.

2
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                                 Shares          Value
--------------------------------------------------------------------------------
                                                                 In thousands
COMMON STOCKS 100.0%

FINANCIAL 24.1%
Financial Services 10.1%
American Express *                                      27,800  $       1,013
Certegy *                                                4,500            155
Concord EFS(S)*                                          4,000            210
Fannie Mae                                              33,000          2,515
Freddie Mac                                             43,900          2,760
Marsh & McLennan                                        12,500          1,161
                                                                -------------
                                                                        7,814
                                                                -------------
Property & Casualty Insurance 3.2%
AMBAC                                                    9,000            533
American International Group                            24,790          1,938
                                                                -------------
                                                                        2,471
                                                                -------------
Securities & Asset Management 1.9%
Charles Schwab                                          43,180            538
Franklin Resources                                      22,000            903
                                                                -------------
                                                                        1,441
                                                                -------------
Banks 8.9%
Bank of New York                                        15,700            623
Citigroup                                               46,800          2,141
Mellon Financial                                        35,700          1,259
Northern Trust                                          18,400          1,042
State Street *                                          25,400          1,233
Wells Fargo                                             13,500            621
                                                                -------------
                                                                        6,919
                                                                -------------
Total Financial                                                        18,645
                                                                -------------
TELECOMMUNICATIONS 0.2%
Wireless Telecommunications 0.2%
Vodafone ADR(S)                                          6,500            131
                                                                -------------
Total Telecommunications                                                  131
                                                                -------------

3
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares          Value
--------------------------------------------------------------------------------
                                                                 In thousands
CONSUMER NONDURABLES 10.4%
Home Products 3.8%
Avon                                                    11,800  $         544
Colgate-Palmolive                                       10,200            552
Gillette                                                10,000            307
Kimberly-Clark                                          12,500            776
Procter & Gamble                                         9,500            704
                                                                -------------
                                                                        2,883
                                                                -------------
Beverages 2.9%
Coca-Cola                                               20,800          1,012
PepsiCo                                                 26,500          1,246
                                                                -------------
                                                                        2,258
                                                                -------------
Food 2.2%
General Mills                                            8,800            390
Sysco                                                   23,200            650
Wrigley                                                 13,200            662
                                                                -------------
                                                                        1,702
                                                                -------------
Apparel & Textiles 0.5%
NIKE (Class B)                                           8,200            410
                                                                -------------
                                                                          410
                                                                -------------
Alcohol 1.0%
Anheuser-Busch                                          17,600            758
                                                                -------------
                                                                          758
                                                                -------------
Total Consumer Nondurables                                              8,011
                                                                -------------
RETAIL 6.9%
Department Stores 2.5%
Family Dollar Stores                                     9,000            270
Wal-Mart *                                              34,200          1,643
                                                                -------------
                                                                        1,913
                                                                -------------
Specialty Retail 4.4%
Bed Bath & Beyond *                                     18,000            519
CVS                                                      6,300            228
Dollar General                                          22,575            389
Home Depot                                              23,000          1,057
Tiffany                                                 19,200            598

4
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares          Value
--------------------------------------------------------------------------------
                                                                 In thousands

Walgreen                                                13,800  $       4,740
Williams-Sonoma(S)*                                      4,500            143
                                                                -------------
                                                                        3,408
                                                                -------------
Total Retail                                                            5,321
                                                                -------------
TECHNOLOGY 17.6%
Electronic Equipment 0.2%
Corning                                                 13,500            162
JDS Uniphase *                                           3,000             21
                                                                -------------
                                                                          183
                                                                -------------
Communications Equipment 0.4%
LM Ericsson (Class B) ADR                               36,800            184
Nokia ADR                                                7,000            110
                                                                -------------
                                                                          294
                                                                -------------
Semiconductors 7.6%
Altera *                                                33,500            949
Analog Devices *                                        11,300            540
Applied Micro Circuits *                                 4,000             57
Broadcom *                                               2,000             64
Intel                                                   43,000          1,202
Linear Technology                                       18,800            773
Maxim Integrated Products *                             18,000            832
Texas Instruments                                       21,500            712
Xilinx *                                                19,200            749
                                                                -------------
                                                                        5,878
                                                                -------------
Miscellaneous Computer Hardware 0.7%
EMC *                                                   14,000            216
Symbol Technologies                                     22,225            300
                                                                -------------
                                                                          516
                                                                -------------
Computer Software 4.1%
BMC Software *                                           4,000             64
Computer Associates                                      4,800            149
Intuit *                                                 6,000            227
Microsoft *                                             37,800          2,157
Oracle *                                                49,600            605
                                                                -------------
                                                                        3,202
                                                                -------------

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares          Value
--------------------------------------------------------------------------------
                                                                 In thousands
Information Services 2.5%
Automatic Data Processing *                             17,200  $         890
First Data *                                            15,600          1,027
                                                                -------------
                                                                        1,917
                                                                -------------
Computer Communications Equipment 1.1%
Cisco Systems *                                         54,100            884
                                                                -------------
                                                                          884
                                                                -------------
Computer Makers 0.4%
Dell Computer *                                            500             11
Hewlett-Packard *                                        2,000             46
Sun Microsystems *                                      20,400            233
                                                                -------------
                                                                          290
                                                                -------------
Semiconductor Capital Equipment 0.6%
Applied Materials *                                     10,500            452
                                                                -------------
                                                                          452
                                                                -------------
Total Technology                                                       13,616
                                                                -------------
BASIC MATERIALS 1.1%
Chemicals 1.1%
Ecolab                                                  14,500            581
Valspar(S)                                                7,500            279
                                                                -------------
Total Basic Materials                                                     860
                                                                -------------
CONSUMER DISCRETIONARY 10.0%
Restaurants 0.9%
McDonald's *                                             7,500            225
Starbucks *                                             28,800            486
                                                                -------------
                                                                          711
                                                                -------------
Entertainment 4.3%
AOL Time Warner *                                       52,250          1,951
Viacom (Class B) *                                      31,605          1,340
                                                                -------------
                                                                        3,291
                                                                -------------
Publishing 1.7%
McGraw-Hill                                             21,500          1,274
                                                                -------------
                                                                        1,274
                                                                -------------

6
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares          Value
                                                                 In thousands
--------------------------------------------------------------------------------
Media 3.1%
Clear Channel Communications *                          30,652  $       1,541
Disney                                                  33,300            847
Univision Communications *                               1,000             30
                                                                        2,418
                                                                -------------
Total Consumer Discretionary                                            7,694
                                                                -------------
INDUSTRIAL 5.0%
Heavy Electrical Equipment 3.8%
GE                                                      64,300          2,635
Molex (Class A)                                         11,125            293
                                                                -------------
                                                                        2,928
                                                                -------------
Defense and Aerospace 0.9%
Boeing                                                  13,100            671
                                                                -------------
                                                                          671
                                                                -------------
Industrial Parts 0.3%
Illinois Tool Works                                      4,500            281
                                                                -------------
                                                                          281
                                                                -------------
Total Industrial                                                        3,880
                                                                -------------
HEALTH CARE 17.3%
Drugs 12.6%
American Home Products                                  18,800          1,053
Amgen *                                                  6,800            437
AstraZeneca Group ADR                                    9,400            456
Bristol-Myers Squibb                                    17,000            954
Eli Lilly                                               10,500            815
Glaxo Wellcome ADR                                      12,776            677
Merck *                                                 24,000          1,562
Pfizer                                                  63,300          2,425
Pharmacia                                               13,605            539
Schering-Plough                                         22,000            839
                                                                -------------
                                                                        9,757
                                                                -------------
Medical Products 4.7%
Abbott Laboratories                                     13,400            666
Baxter                                                   3,000            155
Guidant *                                                2,600             94

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                        Shares          Value
                                                                 In thousands
--------------------------------------------------------------------------------
Johnson & Johnson                                       35,000  $       1,845
Medtronic                                               18,100            824
Zimmer Holdings *                                        1,700             46
                                                                -------------
                                                                        3,630
                                                                -------------
Total Health Care                                                      13,387
                                                                -------------

TRANSPORTATION 0.6%
Trucking, Shipping, Air Freight 0.6%
Expeditors International of Washington(S)                9,200            468
                                                                -------------
Total Transportation                                                      468
                                                                -------------
BUSINESS SERVICES 6.8%
Business Services 1.0%
Equifax(S)                                               9,000            234
Paychex                                                 15,750            584
                                                                -------------
                                                                          818
                                                                -------------
Industrial Services 2.3%
Cintas                                                   9,250            431
Devry *                                                 18,900            620
Robert Half International *                             28,400            707
                                                                -------------
                                                                        1,758
                                                                -------------
Advertising 3.5%
Interpublic Group *                                     19,800            536
Omnicom                                                 16,800          1,307
TMP Worldwide(S)*                                       13,000            583
WPP Group(S)                                             5,170            257
                                                                -------------
                                                                        2,683
                                                                -------------
Total Business Services                                                 5,259
                                                                -------------
Total Common Stocks (Cost $75,612)                                     77,272
                                                                -------------
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 3.98% #         396,600            397
                                                                -------------
Total Short-Term Investments (Cost $397)                                  397
                                                                -------------
8

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands
Total Investments in Securities
100.5% of Net Assets (Cost $76,009)                               $    77,669

Other Assets Less Liabilities                                            (392)
                                                                  -----------

NET ASSETS                                                        $    77,277
                                                                  -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $       (47)
Accumulated net realized gain/loss - net of distributions             (11,971)
Net unrealized gain (loss)                                              1,660
Paid-in-capital applicable to 8,400,781 shares of $0.0001
par value capital stock outstanding;1,000,000,000 shares of
the Corporation authorized                                             87,635
                                                                  -----------

NET ASSETS                                                        $    77,277
                                                                  -----------

NET ASSET VALUE PER SHARE                                         $      9.20
                                                                  -----------

  # Seven-day yield
  * Non-income producing
(S) All or a portion of this security is on loan at August 31, 2001 - See
    Note 2.
ADR American Depository Receipt


The accompanying notes are an integral part of these financial statements.

9
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                     6 Months
                                                                        Ended
                                                                      8/31/01
Investment Income (Loss)
Income
 Dividend                                                          $      361
 Interest                                                                   6
 Securities lending                                                         5
                                                                   ----------
 Total income                                                             372
                                                                   ----------
Expenses
 Investment management                                                    258
 Shareholder servicing                                                     83
 Custody and accounting                                                    41
 Registration                                                              14
 Prospectus and shareholder reports                                        12
 Legal and audit                                                            6
 Directors                                                                  4
 Miscellaneous                                                              1
                                                                   ----------
 Total expenses                                                           419
                                                                   ----------
Net investment income (loss)                                              (47)
                                                                   ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on securities                                (3,243)
 Change in net unrealized gain or loss on securities                   (4,997)
                                                                   ----------
 Net realized and unrealized gain (loss)                               (8,240)
                                                                   ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   (8,287)
                                                                   ----------
The accompanying notes are an integral part of these financial statements.

10
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                             6 Months           Year
                                                                Ended          Ended
                                                              8/31/01        2/28/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                             $      (47)   $     (221)
  Net realized gain (loss)                                     (3,243)       (6,041)
  Change in net unrealized gain or loss                        (4,997)       (2,179)
                                                           ------------------------
  Increase (decrease) in net assets from operations            (8,287)       (8,441)
                                                           ------------------------
Capital share transactions *
  Shares sold                                                   5,759        27,573
  Shares redeemed                                              (3,825)       (7,928)
  Redemption fees received                                         22            68
                                                           ------------------------
  Increase (decrease) in net assets from capital
  share transactions                                            1,956        19,713
                                                           ------------------------
Net Assets
Increase (decrease) during period                              (6,331)       11,272
Beginning of period                                            83,608        72,336
                                                           ------------------------
End of period                                              $   77,277    $   83,608
                                                           ------------------------
*Share information
  Shares sold                                                     581         2,349
  Shares redeemed                                                (390)         (700)
                                                           ------------------------
  Increase (decrease) in shares outstanding                       191         1,649


The accompanying notes are an integral part of these financial statements.

11
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--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 2 years. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

      Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2001, the value of loaned securities was $1,973,000; aggregate collateral consisted of $2,119,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,186,000 and $3,133,000, respectively, for the six months ended August 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES
      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the fund had $6,511,000 of capital loss carryforwards, $1,717,000 of which expires in 2008, and $4,794,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      At August 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $76,009,000. Net unrealized gain aggregated $1,660,000 at period end, of which $8,521,000 related to appreciated investments and $6,861,000 to depreciated investments.

13
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T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
--------------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS
      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $43,000 was payable at August 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $103,000 for the six months ended August 31, 2001, of which $12,000 was payable at period end.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended August 31, 2001, totaled $6,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES
By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES
Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution  Options  Reinvest  all,  some,  or none  of your  distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*
Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION
Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

*T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone Tele*Access(R) 1-800-638-2587

By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call: 1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address: www.troweprice.com

Plan Account Lines for retirement plan participants: The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C., Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150

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T. Rowe Price Investment Services, Inc., Distributor.